Capital and Financial Risk Management - Summary of Interest Rate Risk (Detail) - Interest rate risk [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of interest rate risk [Line Items]
Impact on profit before tax (+1%)	€ 6.0	€ 6.0	€ (15.0)
Impact on profit before tax (-1%)	6.0	6.0	(15.0)
Impact on total equity (+1%)	0.4	1.0	7.0
Impact on total equity (-1%)	0.4	1.0	7.0
Impact on profit before tax (+0.5%)	3.0	3.0	(7.0)
Impact on profit before tax (-0.5%)	3.0	3.0	(7.0)
Impact on total equity (+0.5%)	0.2	0.5	4.0
Impact on total equity (-0.5%)	€ 0.2	€ 0.5	€ 4.0